Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment
Reconciliation of changes in property, plant and equipment

			Plant and equipment		Assets in
		Land and			course of
		buildings	Instruments	Other	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2023		726	1,710	1,332	256	4,024
Exchange adjustment		8	10	21	4	43
Additions		69	211	29	70	379
Disposals		(39)	(88)	(51)	(2)	(180)
Impairment		–	–	–	(5)	(5)
Reclassification		4	–	–	–	4
Transfers		27	1	102	(153)	(23)
At 31 December 2023		795	1,844	1,433	170	4,242
Exchange adjustment		(15)	(61)	(18)	–	(94)
Additions		28	225	35	53	341
Disposals		(25)	(84)	(69)	(7)	(185)
Impairment		–	–	–	(12)	(12)
Transfers		6	–	68	(82)	(8)
At 31 December 2024		789	1,924	1,449	122	4,284
Depreciation and impairment
At 1 January 2023		284	1,366	919	–	2,569
Exchange adjustment		4	8	15	–	27
Charge for the year		63	154	89	–	306
Impairment		21	1	4	–	26
Disposals		(34)	(76)	(50)	–	(160)
Reclassification		4	–	–	–	4
Transfers		–	(1)	1	–	–
At 31 December 2023		342	1,452	978	–	2,772
Exchange adjustment		(8)	(51)	(12)	–	(71)
Charge for the year		66	163	96	–	325
Impairment		(5)	–	2	–	(3)
Disposals		(24)	(73)	(64)	–	(161)
At 31 December 2024		371	1,491	1,000	–	2,862
Net book amounts
At 31 December 2024		418	433	449	122	1,422
At 31 December 2023		453	392	455	170	1,470

Schedule of Group's right-of-use assets

	Land and buildings	Plant and equipment
2024	$ million	$ million
Opening Balance	157	28
Exchange Adjustment	(5)	(1)
Additions	25	22
Depreciation charge in the year	(41)	(13)
Impairment	1	–
Net book value at 31 December	137	36